Business combination (Details) ¥ in Thousands, $ in Thousands		1 Months Ended
	Oct. 30, 2020 CNY (¥)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Mar. 31, 2022 CNY (¥)	Oct. 31, 2020 CNY (¥)
The allocation of the purchase price as of the date of acquisition
Goodwill			¥ 454	$ 63	¥ 454
Yuancui
Business combination
Cash consideration for subscription of newly issued ordinary shares	¥ 20,000
Cash consideration for acquisition of equity interest from the shareholders	¥ 10,000
Equity interest held (in percent)	51.00%	70.00%				78.00%	51.00%
The allocation of the purchase price as of the date of acquisition
Net assets acquired	¥ 16,408
Goodwill	31,188					¥ 454	¥ 31,188
Deferred tax liabilities	(1,953)
Noncontrolling interests	(23,453)
Total	30,000
Cash consideration for further capital injection		¥ 8,563
Yuancui | Non-competed agreements
The allocation of the purchase price as of the date of acquisition
Identifiable and amortizable intangible assets	6,740
Yuancui | Trademarks
The allocation of the purchase price as of the date of acquisition
Identifiable and amortizable intangible assets	¥ 1,070
Tuqiang
Business combination
Equity interest held (in percent)						78.00%
The allocation of the purchase price as of the date of acquisition
Net assets acquired						¥ (968)
Goodwill						454
Noncontrolling interests						114
Total						¥ (400)